SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees and non-employees
In the six months ended June 30, 2016 and 2015, the Company granted options to employees and non-employees as follows:

	Six month ended June 30,
	2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	615,310	$6.04-$6.66	4 years	10 years
RSUs	5,000	-	4 years	-

Consultants -
options	4,800	$6.34	4 years	10 years

	Six month ended June 30,
	2015
	Award amount	Exercise price range	Vesting period	Expiration
Employees -
options	153,000	$6.77	4 years	10 years
RSUs	189,000	-	4 years	-

Directors-
options	24,000	$11.87	3 years	10 years

Consultants -
RSUs	83,000	-	4 years	-

Schedule of Share-based Compensation
    The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Cost of revenues	$3	$1	$1	$-
Research and development expenses	464	263	252	232
Selling, general and administrative	763	595	444	475
	$1,230	$859	$697	$707

Consultants and Other Service Providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
The fair value of options granted to consultants as of June 30, 2016 was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

June 30, 2016
Value of ordinary share	$6.52
Dividend yield	0%
Expected volatility*	69.2%
Risk-free interest rate	1.78%
Expected term	10 years

* The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.

Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2016	2015
Value of ordinary share	$5.90-$6.84	$7.53-$11.99
Dividend yield	0%	0%
Expected volatility*	60.3%-60.5%	63.4%-64.9%
Risk-free interest rate	1.36%-1.52%	1.38%-1.98%
Expected term	6 years	6 years

* The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.